PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Costs
Balance, January 1, 2021	28,308	186,547	34,322	-	249,177
Additions	2,590	-	-	390,059	392,649
Translation differences	1,046	5,935	1,092	-	8,073
Balance, December 31, 2021	31,944	192,482	35,414	390,059	649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	$29,019	$181,052	$33,310	$1,301,197	$1,544,578

Accumulated depreciation
Balance as of January 1, 2021	21,947	110,616	26,378	-	158,941
Depreciation	3,933	33,325	2,301	-	39,560
Translation differences	914	6,278	966		8,157
Balance, December 31, 2021	26,794	150,219	29,645	-	206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	$27,588	$169,535	$30,168	$-	$227,291
Net book value
At December 31, 2021	$5,151	$42,263	$5,768	$390,059	$443,241
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287